Income Tax (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020
Federal
Current		$ 8,756
Deferred		(2,723)
State
Current
Deferred
Change in valuation allowance
Income tax provision	$ (47,629)	$ 6,033	$ 280,755